Shareholders’ Equity (Details) - USD ($)									12 Months Ended
		Apr. 07, 2025	Mar. 19, 2025	Nov. 07, 2024	Sep. 12, 2024	Sep. 05, 2023	Sep. 01, 2023	Dec. 13, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 02, 2023	Sep. 04, 2022
Shareholders’ Equity [Line Items]
Fair value (in Dollars)				$ 43,200	$ 9,114,000
Aggregate fair value (in Dollars)		$ 1,558,200	$ 1,558,200						$ 1,558,200	$ (9,114,000)
Grant-date closing prices (in Dollars per share)		$ 5.27	$ 7.15
Underwritten public offering (in Dollars)								$ 77,000,000
Warrant shares									706,000	705,453	705,153
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant shares									706,000
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Authorized common shares												31,000,000
Class A Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorized common shares	[1]								30,000,000	30,000,000
Common stock, par value (in Dollars per share)	[1]								$ 0.01	$ 0.01
Common stock, shares issued	[1]								4,985,096	4,725,096
Common stock, shares outstanding	[1]								4,798,358	4,538,358
Fair value (in Dollars)						$ 12,015	$ 19,800
Common stock retroactively issued													7,500
Authorized to grant shares				4,500	700,000
Closing price per share (in Dollars per share)					$ 13.02
Board of directors approved the grants		160,000	100,000
Warrant shares								706,000
Class A Common Stock [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued								1,219,000
Class A Common Stock [Member] | Pre-funded Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)								$ 0.01
Class A Common Stock [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Authorized common shares												30,000,000
Common stock, par value (in Dollars per share)												$ 0.01
Common stock, shares issued									4,985,096
Common stock, shares outstanding									4,798,358
Restricted common stock						4,500	7,500
Class B Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorized common shares	[1]								1,000,000	1,000,000
Common stock, par value (in Dollars per share)	[1]								$ 0.01	$ 0.01
Common stock, shares issued	[1]
Common stock, shares outstanding	[1]
Class B Common Stock [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Authorized common shares									1,000,000
Common stock, par value (in Dollars per share)									$ 0.01
Common stock, shares issued									0
Common stock, shares outstanding									0

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.